MATERIAL PARTLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Subsidiaries of the Company
The subsidiaries of our Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2024	2023
The British Virgin Islands
APWC General Holdings Limited	100.00%	100.00%
PRC (APWC) Holding Ltd.	100.00%	100.00%
Samray Inc.	100.00%	100.00%
Siam (APWC) Holdings Ltd.	100.00%	100.00%
Moon View Ltd.	100.00%	100.00%
Trigent Investment Holdings Limited	100.00%	100.00%
Crown Century Holdings Ltd.	100.00%	100.00%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100.00%	100.00%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”)	50.93%	50.93%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC")	100.00%	100.00%
Pacific Smart System Corporation Limited ("PSSC") (Formerly YASHIN Energy Corporation Limited)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING")	100.00%	100.00%
(i)Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacture of wire and cable products for the power and telecommunications industries in Thailand.
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2024	2023
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%

Summarized Financial Information of Subsidiaries	This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue	172,793	166,933	171,845
Profit/(loss) before tax	7,234	(7,587)	2,153
Income tax expense	1,036	39	420
Profit/(loss) for the year	6,198	(7,626)	1,733
Other comprehensive (loss)/income	(270)	3,252	(4,537)
Total comprehensive income/(loss)	5,928	(4,374)	(2,804)
Profit/(loss) attributable to non-controlling interests	3,042	(3,742)	850
Dividends paid to non-controlling interests	—	285	563

Summarized balance sheets	CTW consolidated
	As of December 31,
	2024	2023
	US$’000	US$’000
Current assets	118,112	127,780
Non-current assets	46,542	48,748
Current liabilities	(38,805)	(61,226)
Non-current liabilities	(10,659)	(5,893)
Total equity	115,190	109,409

Equity attributable to:
Equity holders of the parent	58,666	55,722
Non-controlling interests	56,524	53,687
6.    MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Operating	29,970	(11,954)	7,389
Investing	(1,589)	(1,418)	(719)
Financing	(23,746)	(144)	(7,726)
Effect of changes in exchange rate on cash	147	27	(1,045)
Net increase (decrease) in cash and cash equivalents	4,782	(13,489)	(2,101)